Investment Strategy	Nov. 28, 2025
CCT Thematic Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This policy can be changed by the Fund upon sixty (60) days’ prior written notice to shareholders. For purposes of this policy, equity securities include common stock, real estate investment trusts (“REITs”) and American depositary receipts (“ADRs”), including unsponsored ADRs. The Fund may invest in the securities of U.S. and non-U.S. issuers of any market capitalization and has exposure to one or more economic sectors.

The Adviser uses a thematic investing approach to manage the Fund’s assets. Thematic investing involves capitalizing on what the Adviser believes to be powerful trends, disruptive ideas, innovations and economic forces that are secular (i.e., long-term and persisting regardless of macroeconomic cycles) and are reshaping the world (“Themes”). Examples of Themes include:

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Advent of Molecular Medicine. The Adviser believes that breakthroughs in genomic science are changing the practice of medicine. The Adviser believes that genomic sequencing technology, clinical knowledge and data analytics are converging to deliver novel treatments and diagnostics that will improve medical outcomes and usher in a new era of healthcare.

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Next-Generation Automation. The Adviser believes that, as the global labor force ages, companies must find ways to do more with fewer people. The Adviser believes that automation — previously concentrated in automobile and electronics production — has reached an inflection point; technologies have matured and the imperative for companies to invest is becoming clear across a broad spectrum of industries.

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Age of Heterogeneous Computing. The Adviser believes that for nearly 50 years, Moore’s Law (the principle that the speed and capability of computers can be expected to double every two years) provided exponential improvements in the performance and cost of computing technology; and as physical and economic challenges limit further scaling, improvements will come from special-purpose technology designed for specific applications rather than general-purpose processors.

The Adviser’s process combines top-down, secular and cyclical views with fundamental, bottom-up research. The Adviser seeks to build a portfolio of approximately 40-50 stocks of companies positioned to exploit Themes. The Adviser believes that these stocks exhibit the greatest opportunity to outperform in a variety of market environments. As importantly, the Adviser seeks to avoid companies potentially disrupted by Themes.

Four core investment tenets drive the Adviser’s strategy in constructing the Fund’s portfolio.

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The Theme must be big enough to influence the bottom line of companies in multiple industries. The Adviser may intentionally look for Themes that span multiple industries, as the Adviser believes this is where the market can miss opportunity. The Adviser’s investment analysts are organized by Theme, not industry or region, which is designed to allow the Adviser’s analysts to think about Themes holistically and cover all related stocks.

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The Theme should create meaningful profits that industry leaders can defend over time. The Adviser’s focus on the impact to corporate performance is designed to distinguish between a trend and a Theme. There are many profound changes occurring around the world, but the Adviser believes that most of those changes are trends that may not qualify as investment Themes. The Adviser believes that Themes are characterized by sustainable and defensible competitive advantages (such as, for example, intellectual property) that will result in sustainable profits.

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The potential Theme must be investable. There must be enough publicly traded stocks with sufficient liquidity that the Adviser may invest in the Theme. The Adviser also seeks Themes that are sustainable over longer periods, where the market is likely to begin to discount the profitability of the Theme within a three to five year time horizon.

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Multi-Theme portfolio construction. The Adviser believes that a single-Theme focused strategy either would not achieve appropriate diversification, or would end up holding companies tangentially related to the Theme, which brings unintended risk and dilution of the research process. Therefore, the Adviser integrates five to seven multi-sector Themes into a single, multi-Theme portfolio. In doing so, the Adviser monitors position size and Thematic weights and accounts for the broader macroeconomic environment by taking into account factors such as industries and geographies.

An analyst researching a Theme may consider which companies may benefit, which may lose, which business models may have to change and how they would do so. Once an analyst identifies a prospective holding, the analyst assesses the company’s Thematic exposure (and the sustainability of it), the company’s management team, the quality of the company’s balance sheet and cash flows, current and future valuation of the company, and whether other investors may begin to discount the impact of the Theme into their valuation models within a three- to five-year timeframe.

Sell decisions are both qualitative and quantitative and are not rules based. The Fund’s portfolio management team may exit a position when the team believes the position’s valuation no longer reflects the long-term opportunity, when the investment no longer fits the Thematic strategy (either because of fundamental changes to the company, or fundamental shifts in the Theme), and may reduce a position based on market appreciation and other factors.

KBI GLOBAL INVESTORS AQUARIUS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund principally invests in equity securities, without regard to market capitalization, of companies whose main business is in the water-related resource sector or that are significantly involved in the water-related resource sector. Water-related resource sector activities may include, but are not limited to, water treatment, engineering, filtration, environmental controls, water-related equipment, water and wastewater services, and water utilities. Such activities may also include, but are not limited to, water distribution, water infrastructure and equipment, water-related construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The specific activities that the Fund may from time to time consider to qualify as “water-related resource sector activities” will change as markets, technologies and investment practices develop. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

The Fund may invest in equity securities of U.S. and non-U.S. (including both developed and emerging market) companies. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs, “Depositary Receipts”), which are certificates issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may hold up to 20% of its net assets in cash and money market instruments. The Fund may invest in securities of companies with any market capitalization and may focus its investments in a particular geographic region. From time to time, the Fund may invest significantly in small and medium capitalization companies. As of the date of this prospectus, the Adviser anticipates that the Fund will have significant geographic exposure to Europe and Asia.

The Fund seeks to achieve its investment objective through an integrated investment approach that incorporates four key elements:

1.	Theme Definition and Investment Universe

The Adviser seeks to precisely define the “water” theme for the Fund’s investment portfolio and identify companies to be included in the Fund’s investable universe in order to create an investment portfolio that accurately reflects the opportunities available for the Fund. Companies that have been identified by the Adviser for inclusion in the Fund’s investment universe include, but are not limited to, manufacturers, service providers and operators that offer solutions in one or more of the following four categories: (i) increasing supply and access; (ii) decreasing demand and waste; (iii) improving and testing quality; and (iv) building and fixing infrastructure.

A stock must meet the Adviser’s revenue screen in order to be included in the Fund’s investable universe. In order to meet the Adviser’s revenue screen, a company must (a) derive at least 50% of its revenue from water-related resource sector activities; or (b) derive at least 10% of its revenues from water-related resource sector activities and be considered a market leader in the sector. The Adviser then assesses the fundamentals of potential buys and ultimately aims to identify companies with attractive growth prospects that are not currently reflected in their valuation.

2.	Research

The Adviser undertakes fundamental analysis in order to identify what in its view are attractively-priced superior companies. In addition to internal research, the Adviser utilizes a select group of niche brokers that view the world with a similar specialist lens and can provide access to capital raising opportunities such as initial public offerings, private placements, private equity secondary investments, and Rule 144A/Regulation S transactions. Representatives of the Adviser also attend industry conferences, work closely with a number of industry bodies and speak directly with potential portfolio companies.

The Adviser explicitly integrates environmental, social and governance (“ESG”) factors into the Fund’s investment process in accordance with the Adviser’s belief that companies with strong governance and whose products and services enhance social or environmental goals should meaningfully outperform other companies and are more likely to have long, durable, sustainable business models. The Fund may invest in companies which already demonstrate leadership on ESG issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. The Adviser believes that engagement with selected companies in the Fund’s portfolio will encourage such companies to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. While the Adviser conducts its own assessment of the ESG performance of all companies, it also uses the services of a third-party provider of ESG research and ratings to assist with that process.

3.	Conviction-Based Portfolio Construction

Weights in securities of particular companies are determined based on the Adviser’s assessment of upside relative to its fair value. The Adviser also implements a risk management overlay that focuses on liquidity, quality, volatility and diversification, e.g., the financial strength, geographical location, business lines and trading pattern of the underlying stock.

4.	Continuous Challenge

In addition to the risk monitoring carried out by the Adviser, the Fund’s portfolio is subject to continuous review and challenge by the Fund’s investment team. The Adviser also reviews and challenges the Fund’s portfolio to ensure that the portfolio meets diversification parameters and that overall portfolio risks are in line with risk parameters.

The Adviser may sell a stock if the Adviser believes that the stock’s earnings expectations have deteriorated; the Adviser identifies a negative change in corporate information; the Adviser identifies new information with regard to a material environmental, social and governance issue or controversy; or the Adviser identifies a more attractive investment opportunity. The Adviser may also sell a stock if the stock has achieved its target price; the stock has experienced a change in fundamentals since it was purchased; or there has been a significant change in core activities in the underlying company resulting in thematic characteristics being significantly altered.

The portfolio is designed to consist of securities of 35-50 companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the securities of companies in the industrials and utilities industries. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund principally invests in equity securities, without regard to market capitalization, of companies whose main business is in the water-related resource sector or that are significantly involved in the water-related resource sector.